Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Germany
Market Risk [Line Items]
Reportable ECL	€ 548,000	€ 525,000
Netherlands
Market Risk [Line Items]
Reportable ECL	270,000	310,000
USA
Market Risk [Line Items]
Reportable ECL	113,000	165,000
Interest Rate [(BPV) | Euro | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(799)	(309)
Interest Rate [(BPV) | Czech Koruna | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		71
Interest Rate [(BPV) | Korean Won | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(54)	(41)
Interest Rate [(BPV) | US Dollar | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(198)	(40)
Interest Rate [(BPV) | British Pound | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(189)	(35)
Interest Rate [(BPV) | Philippine Peso | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(54)
Credit Spread (CSO1) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	162	208
Credit Spread (CSO1) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(489)	65
Credit Spread (CSO1) | 1 (AAA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(2)	0
Credit Spread (CSO1) | 1 (AAA) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(118)	0
Credit Spread (CSO1) | 2–4 (AA) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(44)	12
Credit Spread (CSO1) | 2–4 (AA) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(27)	50
Credit Spread (CSO1) | 5–7 (A) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	49	57
Credit Spread (CSO1) | 5–7 (A) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(246)	50
Credit Spread (CSO1) | 8–10 (BBB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	93	106
Credit Spread (CSO1) | 8–10 (BBB) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(76)	13
Credit Spread (CSO1) | 11–13 (BB) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	38	25
Credit Spread (CSO1) | 11–13 (BB) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(13)	(25)
Credit Spread (CSO1) | 14–16 (B) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	23	17
Credit Spread (CSO1) | 14–16 (B) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(12)	(4)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Corporate | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	4	(8)
Credit Spread (CSO1) | 17–22 (CCC and NPL) | Financial institutions | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	2	(20)
Credit Spread (CSO1) | Germany | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	49	405
Credit Spread (CSO1) | Netherlands | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(165)	120
Credit Spread (CSO1) | Korea | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		(111)
Credit Spread (CSO1) | Japan | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		106
Credit Spread (CSO1) | United Kingdom | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL		€ 101
Credit Spread (CSO1) | USA | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	193
Credit Spread (CSO1) | France | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	(113)
Credit Spread (CSO1) | Poland | Trading portfolios, netting
Market Risk [Line Items]
Reportable ECL	€ 69